Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of other provisions [line items]
Summary of provisions

	At March 31,
	2024	2023	2022
	€M	€M	€M
Provision for aircraft maintenance on leased aircraft (a)	184.1	169.8	98.8
Provision for pension obligation (b)	—	4.5	4.5
	184.1	174.3	103.3

Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Schedule of reconciliation of provisions

	At March 31,
	2024	2023	2022
(a) Provision for aircraft maintenance on leased aircraft	€M	€M	€M
At beginning of year	169.8	98.8	53.2
Increase in provision during the year	27.5	71.0	55.6
Utilization of provision upon the hand-back of aircraft	(13.2)	—	(10.0)
At end of year	184.1	169.8	98.8

Schedule of expected timing of outflows of economic benefits from provisions

The expected timing of the outflows of economic benefits associated with the provision at March 31, 2024, 2023 and 2022 are as follows:

	Carrying
	Value	2025	2026	2027	2028	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2024
Provision for leased aircraft maintenance	184.1	46.0	17.4	3.8	35.1	81.8

	Carrying
	Value	2024	2025	2026	2027	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2023
Provision for leased aircraft maintenance	169.8	19.8	30.1	10.4	5.4	104.1

	Carrying
	Value	2023	2024	2025	2026	Thereafter
	€M	€M	€M	€M	€M	€M
At March 31, 2022
Provision for leased aircraft maintenance	98.8	9.2	23.3	56.7	9.6	—

Provision for pension obligation
Disclosure of other provisions [line items]
Schedule of reconciliation of provisions

	At March 31,
	2024	2023	2022
(b) Provision for pension obligation	€M	€M	€M
At beginning of year	4.5	4.5	4.5
Movement during the year	(4.5)	—	—
At end of year	—	4.5	4.5